Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 281,456	$ 281,456	$ 237,498
Less: Accumulated Depreciation	(237,838)	(209,627)	(166,992)
Property and equipment, net	43,618	71,829	70,506
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	61,803	61,803	61,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 219,653	$ 219,653	$ 175,695